K&L GATES LLP
1601 K STREET, N.W.
WASHINGTON, DC 20006
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June 30, 2015

VIA EDGAR

U.S. Securities and Exchange Commission	Mark C. Amorosi
100 F Street, NE	D 202.778.9351
Washington, DC 20549	F 202.778.9100
mark.amorosi@klgates.com

Re:	EQ Advisors Trust (File No. 811-07953) – Registration Statement on

Form N-14

Dear Sir or Madam:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Notice of Special Meeting of Shareholders of CharterSM Fixed Income Portfolio and CharterSM Equity Portfolio (the “Acquired Portfolios”), each a series of AXA Premier VIP Trust, a Combined Proxy Statement and Prospectus, a Statement of Additional Information and forms of voting instruction and proxy cards relating to the special meeting of shareholders of the Acquired Portfolios (the “Meeting”). The Meeting is being held to request shareholder approval of the reorganization of CharterSM Fixed Income Portfolio into EQ/Core Bond Index Portfolio, a series of the Trust; and the reorganization of CharterSM Equity Portfolio into EQ/Common Stock Index Portfolio, which is also a series of the Trust.

This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosures

cc:	Patricia Louie, Esq.

William MacGregor, Esq.

Michael Weiner, Esq.

AXA Equitable Funds Management Group, LLC